UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2020

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

High Yield ETF

Semi-Annual Report

December 31, 2020

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	December 31, 2020 (Unaudited)

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.hyldetf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable to the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

High Yield ETF SCHEDULE OF INVESTMENTS	December 31, 2020 (Unaudited)
Principal Amount		Value
CORPORATE BONDS — 47.0%
	AEROSPACE/DEFENSE — 0.4%
$250,000	TransDigm UK Holdings PLC 6.875%, 5/15/2026«	$264,919
164,000	Triumph Group, Inc. 6.250%, 9/15/2024«,¤	162,975
		427,894
	AGRICULTURE — 1.3%
1,266,000	Vector Group Ltd. 6.125%, 2/1/2025«,¤	1,289,605
	AIRLINES — 0.6%
300,000	American Airlines, Inc. 11.750%, 7/15/2025¤	346,425
264,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	260,284
		606,709
	AUTO MANUFACTURERS — 1.8%
193,000	BCD Acquisition, Inc. 9.625%, 9/15/2023«,¤	198,066
264,000	Ford Motor Co. 4.750%, 1/15/2043	269,610
579,000	JB Poindexter & Co., Inc. 7.125%, 4/15/2026«,¤	613,740
175,000	Navistar International Corp. 6.625%, 11/1/2025«,¤	183,558
306,000	PM General Purchaser LLC 9.500%, 10/1/2028«,¤	339,277
175,000	Wabash National Corp. 5.500%, 10/1/2025«,¤	179,138
		1,783,389
	AUTO PARTS & EQUIPMENT — 1.7%
400,000	Adient Global Holdings Ltd. 4.875%, 8/15/2026«,¤	411,500
208,000	American Axle & Manufacturing, Inc. 6.250%, 4/1/2025«	215,540
149,000	Goodyear Tire & Rubber Co. 4.875%, 3/15/2027«	152,632
55,000	Meritor, Inc. 6.250%, 2/15/2024«	56,266
600,000	Tenneco, Inc. 5.000%, 7/15/2026«	553,125
301,000	Truck Hero, Inc. 8.500%, 4/21/2024«,¤	320,533
		1,709,596
	BANKS — 0.3%
300,000	Freedom Mortgage Corp. 7.625%, 5/1/2026«,¤	317,685
Principal Amount		Value
CORPORATE BONDS (Continued)
	BUILDING MATERIALS — 0.5%
$411,000	Patrick Industries, Inc. 7.500%, 10/15/2027«,¤	$449,017
	CHEMICALS — 2.2%
214,000	Cornerstone Chemical Co. 6.750%, 8/15/2024«,¤	189,100
985,000	CVR Partners LP / CVR Nitrogen Finance Corp. 9.250%, 6/15/2023«,¤	987,256
259,000	Olin Corp. 5.625%, 8/1/2029«	281,664
214,000	TPC Group, Inc. 10.500%, 8/1/2024«,¤	176,974
234,000	Tronox, Inc. 6.500%, 4/15/2026«,¤	243,945
301,000	Venator Finance Sarl / Venator Materials LLC 5.750%, 7/15/2025«,¤	281,999
		2,160,938
	COAL — 0.8%
316,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.500%, 5/1/2025«,¤	270,180
164,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. 7.500%, 6/15/2025«,¤	163,110
348,000	Warrior Met Coal, Inc. 8.000%, 11/1/2024«,¤	356,102
		789,392
	COMMERCIAL SERVICES — 3.1%
234,000	Harsco Corp. 5.750%, 7/31/2027«,¤	247,894
	Hertz Corp.
172,000	6.250%, 10/15/2022«,†	93,310
172,000	5.500%, 10/15/2024«,†,¤	93,202
316,000	Korn Ferry 4.625%, 12/15/2027«,¤	329,825
1,977,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	1,786,249
214,000	Sabre GLBL, Inc. 7.375%, 9/1/2025«,¤	232,511
234,000	Sotheby’s 7.375%, 10/15/2027«,¤	251,068
		3,034,059

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2020 (Unaudited)
Principal Amount		Value
CORPORATE BONDS (Continued)
	COMPUTERS — 1.8%
$214,000	Diebold Nixdorf, Inc. 9.375%, 7/15/2025«,¤	$240,081
214,000	NCR Corp. 5.250%, 10/1/2030«,¤	229,916
1,274,600	Vericast Corp. 8.375%, 8/15/2022«,¤	1,300,092
		1,770,089
	DISTRIBUTION/WHOLESALE — 0.8%
164,000	Core & Main Holdings LP 8.625%, 9/15/2024«,¤	168,185
172,000	Performance Food Group, Inc. 5.500%, 6/1/2024«,¤	173,290
234,000	Resideo Funding, Inc. 6.125%, 11/1/2026«,¤	246,870
164,000	Wolverine Escrow LLC 9.000%, 11/15/2026«,¤	155,542
		743,887
	DIVERSIFIED FINANCIAL SERVICES — 2.2%
1,032,000	Curo Group Holdings Corp. 8.250%, 9/1/2025«,¤	982,980
234,000	Enova International, Inc. 8.500%, 9/1/2024«,¤	227,833
214,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc. 6.375%, 12/15/2022«,¤	214,217
1,271,000	Voyager Aviation Holdings LLC / Voyager Finance Co. 9.000%, 8/15/2021«,¤	721,293
		2,146,323
	ELECTRIC — 0.8%
316,000	Calpine Corp. 4.500%, 2/15/2028«,¤	329,114
224,084	NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/2025¤	238,346
228,000	Talen Energy Supply LLC 6.500%, 6/1/2025«	186,533
		753,993
	ELECTRONICS — 0.3%
301,000	ADT Security Corp. 4.875%, 7/15/2032¤	326,585
Principal Amount		Value
CORPORATE BONDS (Continued)
	ENGINEERING & CONSTRUCTION — 0.4%
$214,000	PowerTeam Services LLC 9.033%, 12/4/2025«,¤	$238,634
172,000	Tutor Perini Corp. 6.875%, 5/1/2025«,¤	168,775
		407,409
	ENTERTAINMENT — 0.7%
172,000	Jacobs Entertainment, Inc. 7.875%, 2/1/2024«,¤	176,712
164,000	Scientific Games International, Inc. 8.250%, 3/15/2026«,¤	177,006
316,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.875%, 11/1/2027«,¤	313,630
		667,348
	FOOD — 0.4%
86,000	Ingles Markets, Inc. 5.750%, 6/15/2023«	87,128
316,000	Pilgrim’s Pride Corp. 5.750%, 3/15/2025«,¤	324,800
		411,928
	FOREST PRODUCTS & PAPER — 0.4%
172,000	Resolute Forest Products, Inc. 5.875%, 5/15/2023«	172,197
175,000	Schweitzer-Mauduit International, Inc. 6.875%, 10/1/2026«,¤	186,123
		358,320
	HEALTHCARE-SERVICES — 0.7%
214,000	CHS/Community Health Systems, Inc. 8.000%, 12/15/2027«,¤	232,725
175,000	Magellan Health, Inc. 4.900%, 9/22/2024«,α	184,826
214,000	MEDNAX, Inc. 6.250%, 1/15/2027«,¤	229,778
		647,329
	HOME BUILDERS — 1.3%
116,000	Beazer Homes USA, Inc. 7.250%, 10/15/2029«	131,156
172,000	LGI Homes, Inc. 6.875%, 7/15/2026«,¤	181,030
316,000	M/I Homes, Inc. 4.950%, 2/1/2028«	335,490
234,000	MDC Holdings, Inc. 6.000%, 1/15/2043«	314,126

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2020 (Unaudited)
Principal Amount		Value
CORPORATE BONDS (Continued)
	HOME BUILDERS (Continued)
$300,000	New Home Co., Inc. 7.250%, 10/15/2025«,¤	$308,847
		1,270,649
	INSURANCE — 0.3%
310,000	Genworth Holdings, Inc. 6.500%, 6/15/2034	301,669
	INTERNET — 0.7%
259,000	Netflix, Inc. 4.875%, 6/15/2030«,¤	298,335
383,000	Photo Holdings Merger Sub, Inc. 8.500%, 10/1/2026«,¤	406,279
		704,614
	INVESTMENT COMPANIES — 0.2%
234,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.250%, 5/15/2027«	251,433
	IRON/STEEL — 0.8%
214,000	Allegheny Technologies, Inc. 7.875%, 8/15/2023«	234,746
301,000	Cleveland-Cliffs, Inc. 6.250%, 10/1/2040	274,077
264,000	United States Steel Corp. 6.250%, 3/15/2026«	242,055
		750,878
	LEISURE TIME — 0.8%
363,964	Carlson Travel, Inc. 6.750%, 12/15/2025«,¤	301,635
164,000	NCL Corp. Ltd. 3.625%, 12/15/2024«,¤	156,108
164,000	Royal Caribbean Cruises Ltd. 3.700%, 3/15/2028«	145,676
213,000	Vista Outdoor, Inc. 5.875%, 10/1/2023«	215,906
		819,325
	LODGING — 1.0%
234,000	Arrow Bidco LLC 9.500%, 3/15/2024«,¤	206,188
703,000	Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 9/15/2026«	735,844
		942,032
	MACHINERY-CONSTRUCTION & MINING — 0.3%
249,000	Terex Corp. 5.625%, 2/1/2025«,¤	256,968
Principal Amount		Value
CORPORATE BONDS (Continued)
	MEDIA — 4.5%
$316,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 3/1/2030«,¤	$341,359
264,000	Clear Channel Worldwide Holdings, Inc. 9.250%, 2/15/2024«	267,988
492,000	Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, 8/15/2027«,¤	298,275
264,000	Dish Network Corp. 3.375%, 8/15/2026*	252,313
234,000	Houghton Mifflin Harcourt Publishers, Inc. 9.000%, 2/15/2025«,¤	239,192
174,764	iHeartCommunications, Inc. 8.375%, 5/1/2027«	186,871
234,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 5/15/2024«,¤	213,793
175,000	Meredith Corp. 6.875%, 2/1/2026«	170,953
264,000	Sinclair Television Group, Inc. 5.125%, 2/15/2027«,¤	270,079
316,000	TEGNA, Inc. 5.000%, 9/15/2029«	334,125
173,000	Univision Communications, Inc. 5.125%, 2/15/2025«,¤	174,622
1,763,000	Urban One, Inc. 8.750%, 12/15/2022«,¤	1,714,517
		4,464,087
	METAL FABRICATE/HARDWARE — 0.2%
234,000	Park-Ohio Industries, Inc. 6.625%, 4/15/2027«	242,775
	MINING — 1.8%
400,000	Alcoa Nederland Holding B.V. 6.125%, 5/15/2028«,¤	437,750
175,000	Freeport-McMoRan, Inc. 5.000%, 9/1/2027«	185,679
188,000	Joseph T Ryerson & Son, Inc. 8.500%, 8/1/2028«,¤	213,262
854,000	JW Aluminum Continuous Cast Co. 10.250%, 6/1/2026«,¤	908,280
		1,744,971

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2020 (Unaudited)
Principal Amount		Value
CORPORATE BONDS (Continued)
	MISCELLANEOUS MANUFACTURING — 2.7%
$89,081	Anagram International, Inc. / Anagram Holdings LLC 10.000%, 8/15/2026«,¤	$88,635
690,000	FXI Holdings, Inc. 7.875%, 11/1/2024«,¤	696,900
1,164,000	LSB Industries, Inc. 9.625%, 5/1/2023«,¤	1,203,163
3,065,000	Techniplas LLC 10.000%, 5/1/2020«,†,¤	689,625
		2,678,323
	OFFICE/BUSINESS EQUIPMENT — 0.1%
133,000	Pitney Bowes, Inc. 5.950%, 4/1/2023«,α	136,145
	OIL & GAS — 1.1%
122,000	CITGO Petroleum Corp. 6.250%, 8/15/2022«,¤	119,865
1,902,000	Mesquite Energy, Inc. 7.250%, 2/15/2023«,†,¤	19,020
948,000	Par Petroleum LLC / Par Petroleum Finance Corp. 7.750%, 12/15/2025«,¤	913,535
		1,052,420
	OIL & GAS SERVICES — 0.4%
1,978,000	Basic Energy Services, Inc. 10.750%, 10/15/2023«,¤	360,985
	PACKAGING & CONTAINERS — 0.5%
164,000	Graham Packaging Co., Inc. 7.125%, 8/15/2028«,¤	181,528
164,000	LABL Escrow Issuer LLC 10.500%, 7/15/2027«,¤	185,012
164,000	Mauser Packaging Solutions Holding Co. 7.250%, 4/15/2025«,¤	165,845
		532,385
	PHARMACEUTICALS — 1.7%
214,000	Bausch Health Cos., Inc. 6.250%, 2/15/2029«,¤	232,766
1,374,000	HLF Financing Sarl LLC / Herbalife International, Inc. 7.250%, 8/15/2026«,¤	1,459,875
		1,692,641
Principal Amount		Value
CORPORATE BONDS (Continued)
	PIPELINES — 0.4%
$234,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027«,¤	$230,344
172,000	NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 11/1/2023«	122,120
		352,464
	REAL ESTATE — 1.4%
728,000	Hunt Cos., Inc. 6. 250%, 2/15/2026«,¤	748,315
404,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024«	410,565
164,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/2027«,¤	181,937
		1,340,817
	REITS — 2.2%
316,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.750%, 5/15/2026«,¤	311,853
383,000	CoreCivic, Inc. 4.750%, 10/15/2027«	341,349
228,000	GEO Group, Inc. 6.000%, 4/15/2026«	181,830
316,000	Iron Mountain, Inc. 5.250%, 3/15/2028«,¤	334,064
172,000	RHP Hotel Properties LP / RHP Finance Corp. 5.000%, 4/15/2023«	172,860
	Service Properties Trust
214,000	4.350%, 10/1/2024«	211,593
214,000	4.950%, 2/15/2027«	215,605
213,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.000%, 4/15/2023«,¤	217,659
301,000	Washington Prime Group LP 6.450%, 8/15/2024«,α	181,459
		2,168,272
	RETAIL — 0.9%
172,000	GameStop Corp. 10.000%, 3/15/2023«,¤	174,946
301,000	Michaels Stores, Inc. 8.000%, 7/15/2027«,¤	324,084

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2020 (Unaudited)
Principal Amount		Value
CORPORATE BONDS (Continued)
	RETAIL (Continued)
$164,823	Party City Holdings, Inc. 5.260% (6-Month US LIBOR+500 basis points), 7/15/2025«,@,¤	$149,165
264,000	Staples, Inc. 10.750%, 4/15/2027«,¤	263,010
		911,205
	SOFTWARE — 0.9%
665,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024«	707,324
214,000	J2 Global, Inc. 1.750%, 11/1/2026*,¤	222,847
		930,171
	TELECOMMUNICATIONS — 1.2%
301,000	CommScope, Inc. 8.250%, 3/1/2027«,¤	321,695
214,000	Embarq Corp. 7.995%, 6/1/2036	264,360
294,000	Plantronics, Inc. 5.500%, 5/31/2023«,¤	295,651
264,000	Viasat, Inc. 6.500%, 7/15/2028«,¤	286,111
		1,167,817
	TOYS/GAMES/HOBBIES — 0.2%
164,000	Mattel, Inc. 6.200%, 10/1/2040	192,174
	TRUCKING & LEASING — 0.2%
213,000	Fortress Transportation & Infrastructure Investors LLC 6.750%, 3/15/2022«,¤	214,006
	CORPORATE BONDS
	(Cost $51,999,678)	46,280,721

TERM LOANS — 19.5%
	AEROSPACE/DEFENSE — 0.7%
485,305	Dynasty Acquisition Co., Inc. 3.640% (1-Month US LIBOR+350 basis points), 4/6/2026«,@	463,736
260,917	Standard Aero Ltd. 3.640% (1-Month US LIBOR+350 basis points), 4/6/2026«,@	249,320
		713,056
	AUTO PARTS & EQUIPMENT — 1.7%
740,610	First Brands Group LLC 7.640% (1-Month US LIBOR+750 basis points), 2/2/2024«,@	739,918
Principal Amount		Value
TERM LOANS (Continued)
	AUTO PARTS & EQUIPMENT (Continued)
$997,449	GC EOS Buyer, Inc. 4.740% (3-Month US LIBOR+450 basis points), 8/1/2025«,@	$967,525
		1,707,443
	BEVERAGES — 0.7%
750,000	Blue Ribbon LLC 4.240% (3-Month US LIBOR+400 basis points), 11/15/2021«,@	711,094
	COMMERCIAL SERVICES — 2.1%
987,500	AQ Carver Buyer, Inc. 5.140% (1-Month US LIBOR+500 basis points), 9/23/2025«,@	977,625
721,174	MRO Holdings, Inc. 5.240% (3-Month US LIBOR+500 basis points), 6/4/2026@	628,774
500,000	National Intergovernmental Purchasing Alliance Co. 7.740% (3-Month US LIBOR+750 basis points), 5/22/2026«,@	472,500
		2,078,899
	DIVERSIFIED FINANCIAL SERVICES — 3.9%
997,481	Advisor Group Holdings, Inc. 5.140% (1-Month US LIBOR+500 basis points), 7/31/2026«,@	991,247
1,000,000	Edelman Financial Center LLC 6.990% (3-Month US LIBOR+675 basis points), 7/20/2026«,@	1,007,500
1,879,897	PGX Holdings, Inc. 5.490% (3-Month US LIBOR+525 basis points), 9/29/2023«,@	1,796,081
		3,794,828
	FOOD SERVICE — 1.0%
989,597	TKC Holdings, Inc. 3.990% (3-Month US LIBOR+375 basis points), 2/1/2023«,@	973,516
	HEALTHCARE-SERVICES — 3.8%
734,022	Air Methods Corp. 4.740% (3-Month US LIBOR+350 basis points), 4/22/2024@	710,900
1,000,000	MED ParentCo LP 8.390% (1-Month US LIBOR+825 basis points), 8/30/2027«,@	993,750
1,069,939	Sound Inpatient Physicians Holdings LLC 6.990% (3-Month US LIBOR+675 basis points), 6/26/2026«,@	1,064,589

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2020 (Unaudited)
Principal Amount		Value
TERM LOANS (Continued)
	HEALTHCARE-SERVICES (Continued)
$1,000,000	Upstream Newco, Inc. 8.640% (1-Month US LIBOR+850 basis points), 11/20/2027«,@	$975,000
		3,744,239
	INVESTMENT COMPANIES — 1.0%
1,000,000	Cardinal Parent, Inc. 7.890% (1-Month US LIBOR+775 basis points), 11/10/2028@	980,000
	MACHINERY-DIVERSIFIED — 0.1%
90,684	NN, Inc. 5.890% (1-Month US LIBOR+575 basis points), 10/19/2022«,@	90,458
	MISCELLANEOUS MANUFACTURING — 0.5%
489,975	Rohm Holding GmbH 5.140% (1-Month US LIBOR+500 basis points), 7/31/2026«,@	476,907
	OIL & GAS — 0.9%
897,908	CITGO Petroleum Corp. 6.490% (3-Month US LIBOR+625 basis points), 3/28/2024«,@	894,765
	SOFTWARE — 2.1%
1,000,000	Quartz Holding Company 8.140% (1-Month US LIBOR+800 basis points), 4/2/2027@	991,250
1,000,000	TIBCO Software, Inc. 7.890% (1-Month US LIBOR+775 basis points), 3/3/2028«,@	1,013,330
		2,004,580
	TRANSPORTATION — 1.0%
998,517	Odyssey Logistics & Technology Corp. 4.240% (3-Month US LIBOR+400 basis points), 10/12/2024«,@	975,636
	TOTAL TERM LOANS
	(Cost $18,414,422)	19,145,421

FOREIGN BONDS — 14.5%
	AGRICULTURE — 1.7%
1,598,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. 8.500%, 12/15/2022 (Canada)«,¤	1,647,562
	AIRLINES — 0.2%
172,000	Air Canada 7.750%, 4/15/2021 (Canada)¤	173,075
172,000	Virgin Australia Holdings Ltd. 7.875%, 10/15/2021 (Australia)¤,†	14,190
		187,265
Principal Amount		Value
FOREIGN BONDS (Continued)
	AUTO MANUFACTURERS — 0.4%
$369,000	Mclaren Finance PLC 5.750%, 8/1/2022 (United Kingdom)«,¤	$359,775
	CHEMICALS — 0.3%
234,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.750%, 4/30/2026 (Australia)«,¤	241,268
	COMMERCIAL SERVICES — 0.8%
774,000	Cimpress PLC 7.000%, 6/15/2026 (Netherlands)«,¤	816,423
	DIVERSIFIED FINANCIAL SERVICES — 0.3%
333,390	Global Aircraft Leasing Co., Ltd. 6.500%, 9/15/2024 (Cayman Islands)«,¤	298,384
	ELECTRIC — 0.4%
316,000	TransAlta Corp. 6.500%, 3/15/2040 (Canada)	348,580
	FOOD — 4.0%
1,621,000	Clearwater Seafoods, Inc. 6.875%, 5/1/2025 (Canada)«,¤	1,702,042
300,000	FAGE International S.A. / FAGE USA Dairy Industry, Inc. 5.625%, 8/15/2026 (Luxembourg)«,¤	308,568
1,745,000	JBS USA LUX S.A. / JBS USA Finance, Inc. 6.750%, 2/15/2028 (Brazil)«,¤	1,962,724
		3,973,334
	FOREST PRODUCTS & PAPER — 0.2%
175,000	Mercer International, Inc. 5.500%, 1/15/2026 (Canada)«	178,500
	GAS — 0.4%
348,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023 (Canada)«,¤	345,608
	IRON/STEEL — 0.5%
234,000	Infrabuild Australia Pty Ltd. 12.000%, 10/1/2024 (Australia)«,¤	237,802
249,000	Mineral Resources Ltd. 8.125%, 5/1/2027 (Australia)«,¤	276,079
		513,881
	MINING — 0.2%
234,000	Mountain Province Diamonds, Inc. 8.000%, 12/15/2022 (Canada)«,¤	199,997

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Concluded)	December 31, 2020 (Unaudited)
Principal Amount		Value
FOREIGN BONDS (Continued)
	OIL & GAS — 1.1%
$1,129,000	Frontera Energy Corp. 9.700%, 6/25/2023 (Colombia)«,¤	$1,071,032
	OIL & GAS SERVICES — 1.6%
240,116	Calfrac Holdings LP 10.875%, 3/15/2026 (Canada)«,¤	168,081
1,509,000	Welltec A/S 9.500%, 12/1/2022 (Denmark)«,¤	1,418,460
		1,586,541
	PACKAGING & CONTAINERS — 0.3%
316,000	Cascades, Inc./Cascades USA, Inc. 5.375%, 1/15/2028 (Canada)«,¤	336,441
	TELECOMMUNICATIONS — 0.3%
300,000	C&W Senior Financing DAC 6.875%, 9/15/2027 (Ireland)«,¤	324,411
	TRANSPORTATION — 1.8%
1,764,000	Global Ship Lease, Inc. 9.875%, 11/15/2022 (United Kingdom)«,¤	1,814,300
	TOTAL FOREIGN BONDS
	(Cost $14,152,666)	14,243,302

Number of Shares
CLOSED-END FUNDS — 5.2%
	FIXED INCOME — 5.2%
67,463	AllianceBernstein Global High Income Fund, Inc.	794,040
27,018	Ares Dynamic Credit Allocation Fund	386,087
85,657	PGIM Global High Yield Fund	1,244,596
81,390	PGIM High Yield Bond Fund, Inc.	1,220,850
74,334	Voya Prime Rate Trust	332,273
241,565	Western Asset High Income Opportunity Fund, Inc.	1,195,747
	TOTAL CLOSED-END FUNDS
	(Cost $4,751,065)	5,173,593

EXCHANGE-TRADED FUNDS — 0.5%
20,422	Global X Nasdaq 100 Covered Call ETF	465,622
	Total Exchange-Traded Funds
	(Cost $432,226)	465,622

COMMON STOCKS — 1.4%
	OIL & GAS SERVICES — 0.1%
38,774	Calfrac Well Services Ltd.*	120,393
Number of Shares		Value
COMMON STOCKS (Continued)
	REITS — 1.3%
143,472	Annaly Capital Management, Inc. — REIT	$1,212,338
	RETAIL — 0.0%
19,290	Party City Holdings, Inc.*	23,727
	TOTAL COMMON STOCKS
	(Cost $1,076,985)	1,356,458

SHORT-TERM INVESTMENTS — 10.8%
10,613,440	JPMorgan U.S. Government Money Market Fund — Class L, 0.00%#	10,613,440
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,613,440)	10,613,440
	TOTAL INVESTMENTS — 98.9%
	(Cost $101,440,482)	97,278,557
	Other Assets in Excess of Liabilities — 1.1%	1,091,560
	TOTAL NET ASSETS — 100.0%	$98,370,117

*    Non-income producing security.

«   Callable.

¤   Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $47,472,394, which represents approximately 48.3% of net assets as of December 31, 2020.

†   Security is in default.

α     Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2020.

@   Float rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

#   The rate is the annualized seven-day yield at period end.

    The 1-Month US LIBOR rate as of December 31, 2020 is 0.144%.

    The 3-Month US LIBOR rate as of December 31, 2020 is 0.238%.

    The 6-Month US LIBOR rate as of December 31, 2020 is 0.258%.

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS	December 31, 2020 (Unaudited)
Percent of Total Net Assets
Aerospace/Defense	1.1%
Agriculture	3.0%
Airlines	0.8%
Auto Manufacturers	2.2%
Auto Parts & Equipment	3.4%
Banks	0.3%
Beverages	0.7%
Building Materials	0.5%
Chemicals	2.5%
Coal	0.8%
Commercial Services	6.0%
Computers	1.8%
Distribution/Wholesale	0.8%
Diversified Financial Services	6.4%
Electric	1.2%
Electronics	0.3%
Engineering & Construction	0.4%
Entertainment	0.7%
Exchange-Traded Funds	0.5%
Fixed Income	5.2%
Food	4.4%
Food Service	1.0%
Forest Products & Paper	0.6%
Gas	0.4%
Healthcare-Services	4.5%
Home Builders	1.3%
Insurance	0.3%
Internet	0.7%
Investment Companies	1.2%
Iron/Steel	1.3%
Leisure Time	0.8%
Lodging	1.0%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.1%
Media	4.5%
Metal Fabricate/Hardware	0.2%
Mining	2.0%
Miscellaneous Manufacturing	3.2%
Office/Business Equipment	0.1%
Oil & Gas	3.1%
Oil & Gas Services	2.1%
Packaging & Containers	0.8%
Pharmaceuticals	1.7%
Pipelines	0.4%

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS (Concluded)	December 31, 2020 (Unaudited)
Percent of Total Net Assets
Real Estate	1.4%
REITS	3.5%
Retail	0.9%
Software	3.0%
Telecommunications	1.5%
Toys/Games/Hobbies	0.2%
Transportation	2.8%
Trucking & Leasing	0.2%
Short-Term Investments	10.8%
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	December 31, 2020 (Unaudited)
High Yield ETF
Assets:
Investments, at value (Cost $101,440,482)	$97,278,557
Cash	137,567
Dividend and interest receivable	1,152,852
Total Assets	98,568,976

Liabilities:
Advisory fee payable	104,492
Investment securities purchased	94,367
Total Liabilities	198,859

Net Assets	$98,370,117

Net Assets Consist of:
Paid-in Capital	$296,085,888
Total distributable earnings (loss)	(197,715,771)
Net Assets	$98,370,117

Net Assets	$98,370,117
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,075,000
Net Asset Value, Offering and Redemption Price Per Share	$31.99

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	Six Months Ended December 31, 2020 (Unaudited)
High Yield ETF
Investment Income:
Dividends	$364,577
Interest	3,235,615
Total Investment Income	3,600,192

Expenses:
Advisory fees	642,960
Total Expenses	642,960

Net Investment Income (Loss)	2,957,232

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(4,792,722)
Change in unrealized appreciation/(depreciation) on investments	14,400,009
Net Realized and Unrealized Gain (Loss) on Investments	9,607,287

Net Increase (Decrease) in Net Assets Resulting From Operations	$12,564,519

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	High Yield ETF
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$2,957,232	$8,233,494
Net realized gain (loss) on investments	(4,792,722)	(5,748,039)
Net change in unrealized appreciation/(depreciation) on investments	14,400,009	(13,061,807)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,564,519	(10,576,352)

Distributions to Shareholders:
Distributions	(3,995,000)	(8,581,632)
From return of capital	—	(499,368)
Total Distributions to Shareholders	(3,995,000)	(9,081,000)

Capital Transactions:
Proceeds from shares issued	5,481,580	—
Cost of shares redeemed(1)	(14,222,604)	(23,585,874)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,741,024)	(23,585,874)

Total Increase (Decrease) in Net Assets	(171,505)	(43,243,226)

Net Assets:
Beginning of period	98,541,622	141,784,848
End of period	$98,370,117	$98,541,622

Share Transactions:
Issued	175,000	—
Redeemed	(450,000)	(750,000)
Net Increase (Decrease) in Share Transactions	(275,000)	(750,000)

(1)   Net of variable redemption fees of $0 for the six months ended December 31, 2020 and $8,324 for the year ended June 30, 2020, respectively. Please see Note 5 for more information.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the years indicated.

		Investment Activities				Distribution to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Distributions of Net Realized Gains by other Investment Companies	Total from Investment Activities(2)	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return(3)(4)	Total Return at Market Price(3)(5)	Expenses, net of expense waivers and reimbursements(6)	Expenses, prior to expense waivers and reimbursements(6)	Net Investment Income(6)	Net Assets at End of Period (000’s)	Portfolio Turnover(3)(8)
High Yield ETF
Six Months Ended December 31, 2020 (Unaudited)	$29.42	$0.89	$2.88	$ —	$ 3.77	$(1.20)	—	$(1.20)	$31.99	13.09%	13.03%	1.25%	1.25%	5.75%	$ 98,370	50%
Year Ended June 30, 2020	$34.58	$2.17	$(4.92)	$ —	$(2.75)	$(2.27)	(0.14)	$(2.41)	$29.42	(8.27)%	(7.68)%	1.25%	1.25%	6.67%	$ 98,542	101%
Year Ended June 30, 2019	$36.72	$2.66	$(2.16)	$ —	$ 0.50	$(2.64)	—	$(2.64)	$34.58	1.47%	1.26%	1.25%(10)	1.25%(10)	7.51%	$141,785	74%
Year Ended June 30, 2018	$36.52	$2.66	$ 0.23	$ —	$ 2.89	$(2.69)	—	$(2.69)	$36.72	8.19%	9.34%	1.28%(7)	1.28%(7)	7.23%	$176,253	133%
Year Ended June 30, 2017	$33.88	$2.71	$ 2.49	$0.00(9)	$ 5.20	$(2.56)	—	$(2.56)	$36.52	15.72%	14.33%	1.24%	1.24%	7.55%	$169,810	147%
Year Ended June 30, 2016	$40.65	$3.11	$(6.93)	$ —	$(3.82)	$(2.95)	—	$(2.95)	$33.88	(9.34)%	(9.20)%	1.22%	1.28%	8.77%	$201,601	79%

(1)   Per share numbers have been calculated using the average shares method.

(2)   The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(3)   Not annualized for periods less than one year.

(4)   Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period.

(5)   Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc., regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca, Inc.

(6)   Annualized for periods less than one year.

(7)   The expense ratio includes expense for Dividend Payable on Securities Sold Short which was less than 0.005% for the year ended June 30, 2018.

(8)   Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s Shares.

(9)   Amount represents less than $0.005 or 0.005%.

(10)  Effective July 1, 2018, the Fund changed its expenses to a unitary fee and waivers and reimbursements have been discontinued.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	December 31, 2020 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the SEC under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the High Yield ETF (the “Fund”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held.

The Fund commenced operations on December 1, 2010 as the Peritus High Yield ETF, a separate series of the AdvisorShares Trust, which was organized as a Delaware statutory trust on July 30, 2007 as an open-end management investment company registered under the 1940 Act. On June 22, 2018, the Peritus High Yield ETF was reorganized into the Trust in a tax-free exchange of shares and began accruing a unitary fee for expenses. On September 6, 2018, the Fund was renamed the High Yield ETF.

The Fund is an actively managed exchange-traded fund (“ETF”) and is classified as a diversified investment company under the 1940 Act. Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The Fund employs a “multi-manager” approach whereby portions of the Fund’s assets are allocated among sub-advisers. Exchange Traded Concepts, LLC (the “Adviser”) is responsible for the management of the Fund and supervision of the Fund’s sub-advisers, MacKay Shields LLC (“MacKay Shields”) and WhiteStar Asset Management LLC (“WhiteStar”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). Each Sub-Adviser manages its allocated portion of the Fund’s assets to correspond with its distinct investment style and strategy in a manner consistent with the Fund’s investment objective, strategies, and restrictions.

The investment objective of the Fund is to seek high current income with a secondary goal of capital appreciation. The Fund seeks to achieve its investment objective by investing in a focused portfolio of high yield debt securities commonly referred to as ‘‘junk bonds’’. The Fund may invest in debt securities issued by foreign issuers, including issuers in emerging markets. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities. In seeking to achieve its investment objective, the Fund may invest in closed-end funds. The Fund may also invest in equity securities that a Sub-Adviser believes will yield high dividends or are otherwise consistent with the Fund’s investment objective and in repurchase agreements. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2020 (Unaudited)

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, corporate bonds, common stocks, term loans, repurchase agreements, foreign bonds and mutual funds are valued at prices supplied by independent pricing services approved by the Valuation Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2 or Level 3.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2020 (Unaudited)

The following is a summary of the valuations as of December 31, 2020 for the Fund based upon the three levels defined above:

High Yield ETF	Level 1	Level 2	Level 3*	Total
Investments(1)
Corporate Bonds	$—	$46,280,721	$—	$46,280,721
Term Loans	—	19,145,421	—	19,145,421
Foreign Bonds	—	14,243,302	—	14,243,302
Closed-End Funds	5,173,593	—	—	5,173,593
Exchange-Traded Funds	465,622	—	—	465,622
Common Stocks	1,332,731	23,727	—	1,356,458
Short-Term Investments	10,613,440	—	—	10,613,440
Total	$17,585,386	$79,693,171	$—	$97,278,557

*   The Fund did not hold any Level 3 securities at period end.

(1)  For a detailed break-out of investments by corporate bonds, term loans, foreign bonds, closed-end funds, exchange-traded funds, common stocks, and short-term investments, please refer to the Schedule of Investments.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. When a security has been identified as defaulted, the income accrued for that security is written off and the security stops accruing interest or amortization/accretion. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses are recorded as an adjustment to interest income in the Statement of Operations. Dividend and Interest Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2020 (Unaudited)

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2020, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Term Loans

The Fund invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy, whether as a contractual requirement or at their election. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are immaterial and recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of December 31, 2020, the Fund had $0 in unfunded domestic loan commitments.

(f) Distributions to Shareholders

The Fund distributes net investment income monthly and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2020 (Unaudited)

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The estimated characterization of the monthly distributions paid are expected to be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period may not be determined until after the end of the fiscal year and any differences may be adjusted in the subsequent year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February of the following year.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

The Adviser serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust, on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Advisers, including daily monitoring of purchases and sales of securities by the Sub-Advisers and regular review of the Sub-Advisers’ performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

An interested Trustee of the Trust is also an employee/officer of the Fund’s Adviser.

The Adviser has entered into an agreement with Cobalt Falcon, LLC (the “Sponsor”) pursuant to which the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund (except the Excluded Expenses) and provide administrative and marketing support for the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreements (the “Sub-Advisory Agreements”) with respect to the Fund with MacKay Shields and WhiteStar. Under the Sub-Advisory Agreements, the Sub-Advisers are responsible for selecting the Fund’s investments in accordance with the Fund’s investment objective, policies and restrictions. WhiteStar also is responsible for trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreements, the Adviser pays a fee to each Sub-Adviser, calculated daily and paid monthly, equal to an annual rate of 0.35% of the average daily allocated net assets.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2020 (Unaudited)

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of the Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

Certain officers of the Trust are also employees/officers of affiliates of the Distributor.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31, 2020 were as follows:

Fund	Purchases	Sales
High Yield ETF	$47,970,983	$55,795,951

Purchases, sales, and realized gain/(loss) of in-kind transactions for the year ended June 30, 2020 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
High Yield ETF	$—	$9,742,318	$83,626

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2020 (Unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $500, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Bank Loans Risk: Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2020 (Unaudited)

Credit Risk: The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in high-yield debt securities.

Fixed Income Securities Risk: The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities may rise. Conversely, during periods of rising interest rates, the value of fixed income securities may decline.

Foreign Securities Risk: Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Foreign issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Fund Distributions Risk: The Fund seeks to make cash distributions once per month throughout a calendar year based on a rate determined by MacKay Shields. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund Shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under this distribution policy. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its cash distributions without returning capital to shareholders. A return of capital is a return of all or part of a shareholder’s original investment in the Fund. In general, a return of capital is not immediately taxable to a shareholder. Rather, it reduces a shareholder’s cost basis in Fund Shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The rate and dollar amount of the Fund’s monthly income payments could vary substantially from one year to the next, during the course of a year, and over time depending on several factors, including the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, and the amount and timing of prior distributions by the Fund. The Fund is not guaranteed to provide a fixed or stable level of cash distributions at any time or over any period of time.

High-Yield Risk: High-yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Illiquid Investments Risk: This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

LIBOR Phaseout Risk: The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2020 (Unaudited)

for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Note 7 – Federal Income Taxes

The tax character of the distributions paid during the tax years ended June 30, 2020 and June 30, 2019, respectively, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
High Yield ETF
June 30, 2020	$8,581,632	$—	$499,368	$9,081,000
June 30, 2019	$12,140,153	$—	$—	$12,140,153

As of the tax year ended June 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Accumulated Earnings (Deficit)
High Yield ETF	$—	$—	$(187,723,356)	$(18,561,934)	$(206,285,290)

At December 31, 2020, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
High Yield ETF	$101,440,482	$4,101,874	$(8,263,799)	$(4,161,925)

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended June 30, 2020, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
High Yield ETF	$97,083,126	$90,640,230	$187,723,356

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	December 31, 2020 (Unaudited)

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund declared the following distribution:

Fund	Record Date	Payable Date	Long Term Capital Gain	Short Term Capital Gain	Ordinary Income
High Yield ETF	1/27/2021	1/29/2021	None	None	$0.20000

Management has determined there are no other subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	December 31, 2020 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	7/1/20	12/31/20		7/1/20 – 12/31/20
High Yield ETF	$1,000.00	$1,130.90	1.25%	$6.71
Hypothetical (5% annual return before expenses)*
High Yield ETF	$1,000.00	$1,018.91	1.25%	$6.36

*    Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	December 31, 2020 (Unaudited)

Trademark License/Disclaimers

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Premium/Discount Information

Information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found on the Fund’s website at www.hyldetf.com.

10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Sub-Advisers:
MacKay Shields, LLC
1345 Avenue of the Americas
New York, NY 10105

WhiteStar Asset Management LLC
200 Crescent Court, Suite 1175
Dallas, TX 75201

Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.hyldetf.com or the SEC website at www.sec.gov or by calling toll-free (844) 880-3837.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (844) 880-3837 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.hyldetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	February 19, 2021

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	February 19, 2021